Commitments and Contingencies (Details Textual) - USD ($)		9 Months Ended	12 Months Ended
	May 30, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2011	Aug. 10, 2017	Jan. 17, 2017	Dec. 13, 2016	Jun. 30, 2009
Commitments and Contingencies (Textual)
Litigation settlement in favor of Creative Edge, Inc.					$ 936,000
Amount paid towards loss contingency		$ 214,000	$ 214,000
Litigation amount accrued as advances payable		722,000	722,000	$ 722,000
Deferred rent payable			139,000	135,000
Operating leases, rent expense			1,400,000	1,400,000
Accumulated deficit		$ (86,588,000)	$ (59,473,000)	$ (32,359,000)
HP Inc. [Member]
Commitments and Contingencies (Textual)
Unpaid amount							$ 636,046.60	$ 744,184.12
Principal amount	$ 636,046.60
Interest rate per annum	10.00%
Embarcadero Technologies, Inc. / Idera, Inc. [Member]
Commitments and Contingencies (Textual)
Non-payment due						$ 1,100,000
Quasi Reorganization [Member]
Commitments and Contingencies (Textual)
Accumulated deficit									$ 2,441,960
Lilien Asset Purchase Agreement [Member]
Commitments and Contingencies (Textual)
Business combination consideration description
Under the terms of the Lilien Asset Purchase Agreement, the Company was liable for the payment of additional cash consideration to the extent that the recipients of the 200,000 shares of the Company’s common stock receive less than $6.0 million from the sale of those shares, less customary commissions, on or before March 20, 2015.

Air Patrol Corporation [Member]
Commitments and Contingencies (Textual)
Business combination consideration description			AirPatrol Net Income meets or exceeds $3.5 million, the Company shall pay to the former AirPatrol stockholders an earn-out payment equal to two times AirPatrol Net Income, provided that the total earn-out payment shall not exceed $10,000,000.
Integrio Technologies Purchase Agreement [Member]
Commitments and Contingencies (Textual)
Earnout payments			$ 1,200,000
Earnout payment payable each year			400,000
Earnout consideration at present value			1,078,000
Commissions payable on acquisition earnout			$ 170,000